Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000017646 | Citigroup8904349
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017646 | Alphabet8904280
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017646 | Wells Fargo8904683
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017646 | Johnson & Johnson8904517
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017646 | Cisco Systems8904346
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | Verizon Communications8904671
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | AT&T8904303
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | Bank of New York Mellon8904310
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | Comcast8904361
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017646 | Merck8904540
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017646 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000142889 | Citigroup8904349
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142889 | Alphabet8904280
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142889 | Wells Fargo8904683
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142889 | Johnson & Johnson8904517
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142889 | Cisco Systems8904346
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | Verizon Communications8904671
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | AT&T8904303
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | Bank of New York Mellon8904310
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | Comcast8904361
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142889 | Merck8904540
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142889 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142889 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142889 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142889 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142889 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000142889 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142889 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000142889 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142889 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000142889 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%